                        SUPPLEMENT TO THE APRIL 30, 2007

             SCHWAB MONEY FUNDS -- SWEEP INVESTMENTS TM PROSPECTUS

                 SCHWAB VALUE ADVANTAGE INVESTMENTS PROSPECTUS

        SCHWAB MUNICIPAL MONEY FUNDS -- SWEEP INVESTMENTS PROSPECTUS TM

EFFECTIVE MAY 14, 2007, each fund's Fee Table expense limit agreement footnote is deleted and replaced with the following:

Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-operating expenses) of each fund or each fund's respective share class, as applicable, to the percentage amount indicated in the table below for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

FUND NAME                                                      EXPENSE LIMIT
 Schwab Money Market Fund TM                                       0.73%
 Schwab Government Money Fund TM                                   0.75%
 Schwab U.S. Treasury Money Fund TM                                0.61%
 Schwab AMT Tax-Free Money Fund TM -- Sweep Shares                 0.63%
 Schwab Municipal Money Fund TM -- Sweep Shares                    0.63%
 Schwab California Municipal Money Fund TM -- Sweep Shares         0.62%
 Schwab New York Municipal Money Fund TM -- Sweep Shares           0.65%
 Schwab New Jersey Municipal Money Fund TM -- Sweep Shares         0.65%
 Schwab Pennsylvania Municipal Money Fund TM -- Sweep Shares       0.65%
 Schwab Massachusetts Municipal Money Fund TM -- Sweep
    Shares                                                         0.65%
 Schwab Value Advantage Money Fund -- Investor Shares              0.45%
 Schwab AMT Tax-Free Money Fund TM -- Value Advantage Shares       0.45%
 Schwab Municipal Money Fund -- Value Advantage Shares             0.45%
 Schwab California Municipal Money Fund TM -- Value
    Advantage Shares                                               0.45%
 Schwab New York Municipal Money Fund TM -- Value Advantage
    Shares                                                         0.45%

                PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]
(C)2007 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC REG37938 (5/07)

                        SUPPLEMENT TO THE APRIL 30, 2007

                         SCHWAB MUNICIPAL MONEY FUND TM

                SCHWAB VALUE ADVANTAGE MONEY FUND(R) PROSPECTUS

 SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- INSTITUTIONAL PRIME SHARES PROSPECTUS

                   SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM

                    SCHWAB INVESTOR MONEY FUND TM PROSPECTUS

EFFECTIVE MAY 14, 2007, each fund's Fee Table expense limit agreement footnote is deleted and replaced with the following:

Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-operating expenses) of each fund's respective share class to the percentage amount indicated in the table below through 4/29/09.

FUND NAME                                                      EXPENSE LIMIT
 Schwab Municipal Money Fund TM -- Select Shares                   0.35%
 Schwab Municipal Money Fund TM -- Institutional Shares            0.24%
 Schwab Value Advantage Money Fund -- Select Shares                0.35%
 Schwab Value Advantage Money Fund -- Institutional Shares         0.24%
 Schwab Value Advantage Money Fund(R) -- Institutional Prime
    Shares                                                         0.21%
 Schwab Retirement Advantage Money Fund TM                         0.49%

                PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]
(C)2007 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC REG37939 (5/07)